Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 146,334	$ 340,962	$ 4,952
Prepaid expenses	57,477	99,196
Total Current Assets	203,811	440,158	4,952
Investments held in Trust Account	57,811,916	117,806,478
Total Assets	58,015,727	118,246,636	4,952
Current Liabilities
Accrued expenses	327,642	140,370
Franchise tax payable	99,000	122,801
Income tax payable	605,772	243,070
Excise tax liability	631,696
Total Current Liabilities	1,664,110	506,241	8,511
Warrant liability	74,200	31,800
Deferred tax liability	51,713	78,955
Deferred underwriting fee payable	4,312,500	4,312,500
Total Liabilities	7,242,523	4,929,496	8,511
Commitments and Contingencies
Common stock subject to possible redemption	57,208,744	117,361,652
Stockholders’ Deficit
Common stock value	340	340
Additional paid-in capital
Accumulated deficit	(6,435,880)	(4,044,852)	(3,559)
Total Stockholders’ Deficit	(6,435,540)	(4,044,512)	(3,559)
Total Liabilities, Temporary Equity, and Stockholders’ Deficit	58,015,727	118,246,636	4,952
Related Party
Current Liabilities
Due to related party			$ 8,511
Convertible promissory note - related party	$ 1,140,000